INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 2 2	2 0 2 1

Carry-forward tax losses	24,232	24,677
Less valuation allowance	(24,232)	(24,677)
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